PGIM INVESTMENTS | Bringing you the investment managers of Prudential Financial, Inc.
TARGET INTERNATIONAL EQUITY PORTFOLIO

Z: TAIEX	Q: TIEQX	R: TEQRX
SUMMARY PROSPECTUS  |  September 27, 2017
Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can ﬁnd the Fund's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at www.pgiminvestments.com/docs. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: prospectus@prudentialfundsemail.com. The Fund's Prospectus and SAI, both dated September 27, 2017, as supplemented and amended from time to time, and the Fund's most recent shareholder report, dated July 31, 2017, are all incorporated by reference into (legally made a part of) this Summary Prospectus.
The Board of Trustees recently approved merging the Fund into the Prudential Jennison International Opportunities Fund. The merger is subject to approval by shareholders of the Fund. A special meeting of Fund shareholders to vote on the merger is scheduled for October 2017. If approved by shareholders, it is expected that the merger would be completed in the fourth quarter of 2017.
INVESTMENT OBJECTIVE
The investment objective of the Target International Equity Portfolio (the Fund) is capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class Z	Class Q	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None
Redemption fee	None	None	None
Exchange fee	None*	None	None
* Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class Z	Class Q	Class R
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	None	None	0.75%
Other expenses(1)	0.23%	21.24%	0.25%
Total annual Fund operating expenses	0.93%	21.94%	1.70%
Fee waiver and/or expense reimbursement	None	(21.01)%	(0.25)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2,3)	0.93%	0.93%	1.45%
(1) Other expenses are based on estimates.
(2) PGIM Investments LLC (PGIM Investments) has contractually agreed, through November 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.93% of average daily net assets for Class Q shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2019 without the prior approval of the Fund’s Board of Trustees.
(3) The distributor of the Fund has contractually agreed through November 30, 2019 to reduce its distribution and service (12b-1) fees for Class R shares to 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to November 30, 2019 without the prior approval of the Fund’s Board of Trustees.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each
To enroll in e-delivery, go to pgiminvestments.com/edelivery
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year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class Z	$95	$296	$515	$1,143	$95	$296	$515	$1,143
Class Q	$95	$3,921	$6,560	$10,111	$95	$3,921	$6,560	$10,111
Class R	$148	$511	$900	$1,988	$148	$511	$900	$1,988
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. The Fund seeks investments that will increase in value. To achieve this objective, we purchase stocks of foreign companies. These companies may be based in developed as well as developing countries. The Fund normally invests at least 80% of its investable assets in stocks of companies in a diverse array of foreign countries. For purposes of this policy, the Fund will invest in stocks of companies that are organized under the laws of a foreign country, companies that derive more than 50% of their revenues from activities in foreign countries, and companies that have at least 50% of their assets located abroad. The foreign securities held by the Fund normally will be denominated in foreign currencies, including the euro—a multinational currency unit. The Fund may invest in large-, mid- or small-capitalization companies. Because the Fund may invest a large portion of its assets in a single country or region of the world, the Fund’s investments may be geographically concentrated relative to broad diversified indexes of international stocks. This can result in more pronounced risks based upon economic conditions that impact one or more countries or regions more or less than other countries or regions.
To the extent the Fund invests in small- or mid-capitalization companies, the risks associated with an investment in the Fund are greater than those associated with a fund that invests primarily in larger companies, because shares of small- or mid-capitalization companies tend to be less liquid and more volatile than those of large companies.
The Fund may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates—usually issued by a bank or trust company—that represent an equity investment in a foreign company. ADRs and ADSs are issued by US banks and trust companies and are valued in US dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Equity Securities Risk. The price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
Geographic Concentration Risk. The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.
Style Risk. The risk that the particular investment style followed by the Fund may be out of favor for a period of time.
Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Management Risk. The value of your investment may decrease if judgments by the subadvisers about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-cap companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.
Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in foreign and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Performance. The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.

Best Quarter:		Worst Quarter:
26.33%	2nd Quarter 2009	-21.59%	4th Quarter 2008

1 The total return for Class Z shares from January 1, 2017 to June 30, 2017 was 13.41%. Prior to April 13, 2017, Class Z shares were known as Class T shares.
Average Annual Total Returns % (as of 12/31/2016)
	One Year	Five Years	Ten Years	Since Inception
Class Z Shares
Return Before Taxes	-0.33%	5.81%	0.96%	N/A
Return After Taxes on Distributions	-0.85%	5.25%	0.23%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	0.24%	4.58%	0.86%	N/A
Class Q Shares
Return Before Taxes	-0.21%	5.93%	N/A	1.98% (3-1-11)
Class R Shares
Return Before Taxes	-0.81%	5.30%	0.46%	N/A
° After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Index % (reflects no deductions for fees, expenses or taxes)
	One Year	Five Years	Ten Years	Since Inception
MSCI EAFE ND Index	1.00%	6.53%	0.75%	N/A

Lipper Average % (reflects no deductions for sales charges or taxes)
	One Year	Five Years	Ten Years	Since Inception
Lipper Customized Blend Funds Average*	1.45%	5.97%	0.56%	N/A
Lipper International Multi-Cap Value Funds Average*	3.13%	5.65%	-0.29%	N/A
* The Fund was compared to the Lipper Customized Blend Funds Performance Universe although the Fund is classified in the Lipper International Multi-Cap Value Funds Performance Universe. The Lipper Customized Blend Funds Performance Universe is utilized because the Fund's manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.
MANAGEMENT OF THE FUND
Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
PGIM Investments LLC	LSV Asset Management	Josef Lakonishok	CEO, CIO, Partner & Portfolio Manager	April 2005
		Menno Vermuelen, CFA	Partner & Portfolio Manager	April 2005
		Puneet Mansharamani, CFA	Partner & Portfolio Manager	January 2006
		Greg Sleight	Partner & Portfolio Manager	July 2014
		Guy Lakonishok, CFA	Partner & Portfolio Manager	July 2014
	Lazard Asset Management LLC	Michael G. Fry	Managing Director & Portfolio Manager/Analyst	October 2014
		Michael A. Bennett	Managing Director & Portfolio Manager/Analyst	October 2014
		Kevin J. Matthews	Director & Portfolio Manager/Analyst	October 2014
		Michael Powers	Managing Director & Portfolio Manager/Analyst	October 2014
		John R. Reinsberg	Deputy Chairman, International and Global Strategies	October 2014
BUYING AND SELLING FUND SHARES
Shares of the Fund are generally offered only to a limited group of investors. Investors are not required to pay an initial sales charge or contingent deferred sales charge. There is no minimum purchase amount for Class Q and Class R shares. In order to purchase Class Q or Class R shares of the Fund, you must have a securities account with a broker-dealer, financial intermediary or financial adviser that is permitted to buy or sell Fund shares. Typically the Class Q and Class R shares are offered through a fee based advisory program or a group retirement plan. Class Z shares of the Fund are available to certain group retirement plans; institutional investors (e.g., corporations, banks, governmental entities, municipalities, hospitals, insurance companies and IRS Section 501 entities, such as foundations and endowments); and certain other investors (including mutual fund “wrap” or “supermarket” programs; participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential; current and former Trustees; current and former employees (including their spouses, children and parents) of Prudential and its affiliates; Prudential; Prudential funds, including Prudential funds-of-funds; qualified state tuition programs (529 plans); and investors working with fee-based consultants for investment selection and allocation). There is a minimum investment of $2,500 for Class Z shares purchased by current and former employees (including their spouses, children and parents); $1,000 for Class Z shares purchased by retirement accounts and custodial accounts for minors; $50 is the minimum initial and subsequent investment for Class Z shares purchased by Automatic Investment Plan (“AIP”) accounts (if shares are held through a broker or other financial intermediary, the broker or intermediary is responsible for determining the minimum initial and subsequent investment for AIP accounts).
Shares of the Fund may be sold by contacting your financial adviser or registered representative.
For more information on how to buy and sell shares of the Fund, see How to Buy, Sell and Exchange Fund Shares in the Prospectus.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.

Notes

Notes

By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.pgiminvestments.com
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